Guarantees and commitments (Tables)	12 Months Ended
Dec. 31, 2014
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2014 (CHF million)
Credit guarantees and similar instruments	2,495	733	257	601	4,086	3,846		30	1,657
Performance guarantees and similar instruments	4,899	1,284	1,203	106	7,492	6,625		43	3,188
Securities lending indemnifications	12,257	0	0	0	12,257	12,257		0	12,257
Derivatives [2]	24,599	6,157	986	1,816	33,558	33,558		954	–	[3]
Other guarantees	3,592	791	233	397	5,013	5,007		44	2,805
Total guarantees	47,842	8,965	2,679	2,920	62,406	61,293		1,071	19,907
2013 (CHF million)
Credit guarantees and similar instruments [4]	2,688	621	336	569	4,214	4,066		14	2,333
Performance guarantees and similar instruments [4]	4,910	1,985	1,007	144	8,046	7,125		107	3,312
Securities lending indemnifications	11,479	0	0	0	11,479	11,479		0	11,479
Derivatives [2]	18,247	9,544	1,959	1,900	31,650	31,650		715	–	[3]
Other guarantees	4,003	817	197	198	5,215	5,191		3	2,631
Total guarantees	41,327	12,967	3,499	2,811	60,604	59,511		839	19,755
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
4 Prior period has been corrected.

Residential mortgage loans sold
Residential mortgage loans sold
January 1, 2004 to December 31, 2014 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	26.2
Non-agency securitizations	137.3	[2]
Total	171.7
1 Primarily banks.
2
The outstanding balance of residential mortgage loans sold was USD 26.3 billion as of December 31, 2014. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2014 was attributable to borrower payments of USD 91.5 billion and losses of USD 19.5 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims
	2014					2013
	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations		Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	77	420	83	580		67	464	1,395		1,926
New claims	11	2	1,607	1,620		69	139	1,039		1,247
Claims settled through repurchases	0	0	0	0		(4)	(1)	(2)		(7)	[1]
Other settlements	(58)	(416)	(5)	(479)	[2]	(31)	(178)	(7)		(216)	[2]
Total claims settled	(58)	(416)	(5)	(479)		(35)	(179)	(9)		(223)
Claims rescinded	(17)	0	0	(17)		(24)	(4)	0		(28)
Transfers to/from arbitration and litigation, net [3]	0	(2)	(1,602)	(1,604)		0	0	(2,342)	[4]	(2,342)
Balance at end of period	13	4	83	100		77	420	83		580
1 Settled at a repurchase price of USD 6 million.
2 Settled at USD 66 million and USD 48 million in 2014 and 2013, respectively.
3 Refer to "Note 38 – Litigation" for repurchase claims that are in arbitration or litigation.
4 Transfers to arbitration and litigation disclosed in 2013 include portfolios of claims of approximately USD 0.3 billion for which formal legal proceedings had commenced in prior periods.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims
	2014		2013
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	146		55
Increase/(decrease) in provisions, net	(74)		145
Realized losses [2]	(66)	[3]	(54)	[4]
Balance at end of period	6	[5]	146	[4]
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 38 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to private investors.
4 Primarily related to government-sponsored enterprises and private investors.
5 Related to non-agency securitizations.

Lease commitments
Lease commitments
Lease commitments (CHF million)
2015	572
2016	533
2017	498
2018	478
2019	454
Thereafter	3,941
Future operating lease commitments	6,476
Less minimum non-cancellable sublease rentals	231
Total net future minimum lease commitments	6,245

Rental expenses for operating leases
Rental expense for operating leases
in	2014	2013	2012
Rental expense for operating leases (CHF million)
Minimum rental expense	572	642	631
Sublease rental income	(81)	(85)	(98)
Total net expenses for operating leases	491	557	533

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Collateral received
2014 (CHF million)
Irrevocable commitments under documentary credits	4,722	11	1	0	4,734	4,575		2,769
Irrevocable loan commitments [2]	30,023	32,781	46,490	10,996	120,290	115,502		56,959
Forward reverse repurchase agreements	8,292	0	0	0	8,292	8,292		8,292
Other commitments	736	768	43	223	1,770	1,770		0
Total other commitments	43,773	33,560	46,534	11,219	135,086	130,139		68,020
2013 (CHF million)
Irrevocable commitments under documentary credits	5,484	27	1	0	5,512	5,452		3,381
Irrevocable loan commitments [2]	27,250	26,877	35,376	7,487	96,990	92,732		47,996
Forward reverse repurchase agreements	26,893	0	0	0	26,893	26,893		26,893
Other commitments	2,481	1,020	104	286	3,891	3,891		350
Total other commitments	62,108	27,924	35,481	7,773	133,286	128,968		78,620
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 100,905 million and CHF 90,254 million of unused credit limits as of December 31, 2014 and 2013, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2014 (CHF million)
Credit guarantees and similar instruments	2,488	733	257	593	4,071	3,832		30	1,654
Performance guarantees and similar instruments	4,798	1,219	1,178	97	7,292	6,425		40	3,155
Securities lending indemnifications	12,257	0	0	0	12,257	12,257		0	12,257
Derivatives [2]	24,599	6,157	981	1,815	33,552	33,552		954	–	[3]
Other guarantees	3,477	776	230	394	4,877	4,870		43	2,773
Total guarantees	47,619	8,885	2,646	2,899	62,049	60,936		1,067	19,839
2013 (CHF million)
Credit guarantees and similar instruments [4]	2,682	621	336	569	4,208	4,060		14	2,330
Performance guarantees and similar instruments	4,819	1,932	982	135	7,868	6,946		103	3,277
Securities lending indemnifications	11,479	0	0	0	11,479	11,479		0	11,479
Derivatives [2]	18,247	9,544	1,959	1,900	31,650	31,650		715	–	[3]
Other guarantees	3,894	811	193	193	5,091	5,068		3	2,606
Total guarantees	41,121	12,908	3,470	2,797	60,296	59,203		835	19,692
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
4 Prior period has been corrected.

Residential mortgage loans sold
Residential mortgage loans sold
January 1, 2004 to December 31, 2014 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	26.2
Non-agency securitizations	137.3	[2]
Total	171.7
1 Primarily banks.
2
The outstanding balance of residential mortgage loans sold was USD 26.3 billion as of December 31, 2014. The difference of the total balance of mortgage loans sold and the outstanding balance as of December 31, 2014 was attributable to borrower payments of USD 91.5 billion and losses of USD 19.5 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims
	2014					2013
	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations		Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	77	420	83	580		67	464	1,395		1,926
New claims	11	2	1,607	1,620		69	139	1,039		1,247
Claims settled through repurchases	0	0	0	0		(4)	(1)	(2)		(7)	[1]
Other settlements	(58)	(416)	(5)	(479)	[2]	(31)	(178)	(7)		(216)	[2]
Total claims settled	(58)	(416)	(5)	(479)		(35)	(179)	(9)		(223)
Claims rescinded	(17)	0	0	(17)		(24)	(4)	0		(28)
Transfers to/from arbitration and litigation, net [3]	0	(2)	(1,602)	(1,604)		0	0	(2,342)	[4]	(2,342)
Balance at end of period	13	4	83	100		77	420	83		580
1 Settled at a repurchase price of USD 6 million.
2 Settled at USD 66 million and USD 48 million in 2014 and 2013, respectively.
3 Refer to "Note 36 – Litigation" for repurchase claims that are in arbitration or litigation.
4 Transfers to arbitration and litigation disclosed in 2013 include portfolios of claims of approximately USD 0.3 billion for which formal legal proceedings had commenced in prior periods.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims
	2014		2013
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	146		55
Increase/(decrease) in provisions, net	(74)		145
Realized losses [2]	(66)	[4]	(54)	[3]
Balance at end of period	6	[5]	146	[3]
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 36 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to government-sponsored enterprises and private investors.
4 Primarily related to private investors.
5 Primarily related to non-agency securitizations.

Lease commitments
Lease commitments
Lease commitments (CHF million)
2015	571
2016	532
2017	497
2018	478
2019	454
Thereafter	3,940
Future operating lease commitments	6,472
Less minimum non-cancellable sublease rentals	231
Total net future minimum lease commitments	6,241

Rental expenses for operating leases
Rental expense for operating leases
in	2014	2013	2012
Rental expense for operating leases (CHF million)
Minimum rental expense	572	642	629
Sublease rental income	(81)	(85)	(97)
Total net expenses for operating leases	491	557	532

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount		Total net amount	[1]	Collateral received
2014 (CHF million)
Irrevocable commitments under documentary credits	4,717	11	1	0	4,729		4,570		2,769
Irrevocable loan commitments	29,938	32,751	46,440	10,965	120,094	[2]	115,306		56,958
Forward reverse repurchase agreements	8,292	0	0	0	8,292		8,292		8,292
Other commitments	690	768	43	223	1,724		1,724		0
Total other commitments	43,637	33,530	46,484	11,188	134,839		129,892		68,019
2013 (CHF million)
Irrevocable commitments under documentary credits	5,478	27	1	0	5,506		5,446		3,380
Irrevocable loan commitments	27,154	26,852	35,326	7,483	96,815	[2]	92,557		47,995
Forward reverse repurchase agreements	26,893	0	0	0	26,893		26,893		26,893
Other commitments	2,436	1,020	103	286	3,845		3,845		351
Total other commitments	61,961	27,899	35,430	7,769	133,059		128,741		78,619
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 97,608 million and CHF 87,161 million of unused credit limits as of December 31, 2014 and 2013, respectively, which were revocable at the Bank's sole discretion upon notice to the client.